Non-interest income	6 Months Ended
Jun. 30, 2026
Non-interest income
Non-interest income

4. Non-interest income

	Half year ended
	30 June	30 June
	2026	2025
	£m	£m
Net fees and commissions (1)	1,317	1,240
Foreign exchange	219	232
Interest rate (2)	153	281
Credit	12	57
Changes in fair value of own debt and derivative liabilities attributable to own credit risk - debt securities in issue	1	3
Equities, commodities and other	1	2
Income from trading activities	386	575
Rental income on operating lease assets and investment property	115	108
Changes in fair value of financial assets and liabilities designated at FVTPL (3)	(63)	(85)
Changes in fair value of other financial assets and liabilities designated at FVTPL (4)	17	22
Hedge ineffectiveness	15	(13)
Profit on disposal of fair value through other comprehensive income asset	26	4
Loss on disposal of subsidiaries and associates	(15)	—
Share of profit of associated entities	18	14
Foreign exchange recycling profit (5)	133	1
Other income	23	(1)
Other operating income	269	50
Non-interest income	1,972	1,865

(1)	Refer to Note 6 for further analysis.
(2)	Includes fair value changes on derivatives not designated in a hedge accounting relationship, and gains and losses from structural hedges.
(3)Includes related derivatives.
(4)Includes instruments that have failed solely payments of principal and interest testing under IFRS 9.
(5)Refer to footnote 6 of the Condensed consolidated statement of changes in equity.